Discontinued Operations (Schedule Of Revenue From Tysabri ROW) (Parenthetical) (Detail) (Elan Corp PLC [Member], Tysabri - ROW [Member])	Dec. 31, 2012
Elan Corp PLC [Member] | Tysabri - ROW [Member]
Revenue [Line Items]
Share operating income loss percentage	50.00%